Share capital (Details)							12 Months Ended
	Mar. 24, 2026 USD ($)	Mar. 24, 2026 GBP (£)	Jan. 02, 2026 USD ($) shares	Jan. 02, 2026 GBP (£) shares	Jul. 22, 2025 USD ($) shares	Jul. 22, 2025 GBP (£) £ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2026 £ / shares
Number of ordinary shares
Balance at beginning of year | shares							139,438,971	109,832,217
Expenses settled in shares | shares								170,000
Shares issued in relation to acquisition | shares								150,000
Issued for cash | shares			229,249	229,249	25,945,000	25,945,000	55,369,010	29,286,754
In issue at end of year- fully paid (par value 1.0p) | shares							194,807,981	139,438,971	109,832,217
Par value per share | £ / shares						£ 0.01				£ 0.01
Ordinary share capital and Share premium
Balance at beginning of year							$ 18,178,000	$ 11,723,000	$ 9,039,000
Share issues	$ 68,255,366	£ 51,030,141	$ 324,321	£ 241,422	$ 20,998,233	£ 15,567,000
Expenses relating to share issues							(6,388,000)	(129,000)	(71,000)
Balance at end of year							93,633,000	18,178,000	11,723,000
Ordinary share capital
Ordinary share capital and Share premium
Balance at beginning of year							1,739,000	1,346,000	1,043,000
Expenses settled in shares								2,000
Shares issued in relation to acquisition								2,000
Share issues							743,000	389,000
Balance at end of year							2,482,000	1,739,000	1,346,000
Share premium
Ordinary share capital and Share premium
Balance at beginning of year							17,557,000	9,680,000	6,195,000
Expenses settled in shares								61,000
Shares issued in relation to acquisition								63,000
Share issues							89,643,000	7,882,000
Expenses relating to share issues							(6,388,000)	(129,000)	(71,000)
Balance at end of year							$ 100,812,000	$ 17,557,000	$ 9,680,000